Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information [Abstract]
Segment Information
Segment information is as follows:

	Year Ended December 31, 2021
	Banking	Consumer Finance	Total Company
Net interest income	$38,883	$2,130	$41,013
Provision expense	(500)	81	(419)
Noninterest income	8,831	1,033	9,864
Noninterest expense	34,847	2,433	37,280
Tax expense	2,149	135	2,284
Net income	11,218	514	11,732
Assets	1,235,231	14,538	1,249,769

	Year Ended December 31, 2020
	Banking	Consumer Finance	Total Company
Net interest income	$37,825	$2,157	$39,982
Provision expense	2,945	35	2,980
Noninterest income	10,344	1,094	11,438
Noninterest expense	33,693	2,440	36,133
Tax expense	1,886	162	2,048
Net income	9,645	614	10,259
Assets	1,173,820	13,112	1,186,932